Note 7 Encumbered and unencumbered asstes (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Book value [Member] | Total assets encumbered and unencumbered [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	€ 78,586	€ 92,916	€ 114,336
Unencumbered assets	696,972	619,177	548,548
Book value [Member] | equity instruments [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	592	819	307
Unencumbered assets	13,176	11,293	22,280
Book value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	51,458	33,533	31,557
Unencumbered assets	88,976	92,665	89,307
Book value [Member] | Loans and advances and other [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	26,535	58,563	82,472
Unencumbered assets	594,821	515,218	436,962
Market value [Member] | equity instruments [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	592	819	307
Unencumbered assets	13,176	11,293	22,280
Market value [Member] | Debt securities [Member]
Encumbered and unencumbered assets [Line Items]
Encumbered assets	50,818	32,291	29,527
Unencumbered assets	€ 88,976	€ 92,665	€ 89,307